Life Insurance Operations (Tables)	9 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the nine and three months ended December 31, 2018 and 2019 consist of the following:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Life insurance premiums	¥233,134	¥254,683
Life insurance related investment income (loss) *	(5,114)	35,973

	¥228,020	¥290,656

*    Life insurance related investment income for the nine months ended December 31, 2018 and 2019 include a net unrealized holding loss of ¥23,189 million and a net unrealized holding gain of ¥24,609 million on equity securities held as of December 31, 2018 and 2019, respectively.

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Life insurance premiums	¥79,623	¥87,421
Life insurance related investment income (loss) *	(32,207)	20,767

	¥47,416	¥108,188

*    Life insurance related investment income for the three months ended December 31, 2018 and 2019 include a net unrealized holding loss of ¥43,010 million and a net unrealized holding gain of ¥18,043 million on equity securities held as of December 31, 2018 and 2019, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2018 and 2019, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Reinsurance benefits	¥1,891	¥1,949
Reinsurance premiums	(4,142)	(3,933)

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Reinsurance benefits	¥698	¥774
Reinsurance premiums	(1,293)	(1,282)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2018 and 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Life insurance premiums and related investment income:
Net realized and unrealized gains or losses from investment assets	¥(21,790)	¥25,962
Net gains or losses from derivative contracts:	2,496	(3,477)
Futures	2,730	(3,292)
Foreign exchange contracts	(316)	(5)
Options held	82	(180)

Life insurance costs:
Changes in the fair value of the policy liabilities and policy account balances	¥(81,515)	¥(26,992)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	62,522	39,418
Changes in the fair value of the reinsurance contracts	(2,794)	3,230

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Life insurance premiums and related investment income:
Net realized and unrealized gains or losses from investment assets	¥(43,844)	¥18,661
Net gains or losses from derivative contracts:	5,956	(2,653)
Futures	5,051	(2,284)
Foreign exchange contracts	219	(284)
Options held	686	(85)

Life insurance costs:
Changes in the fair value of the policy liabilities and policy account balances	¥(43,098)	¥(3,917)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	14,851	14,304
Changes in the fair value of the reinsurance contracts	(6,681)	2,163